Revenue - Summary of Accounts Receivable Billed and Unbilled and Deferred Revenue (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Allowance for credit losses accounts	$ 26,169	$ 32,638